Investment Strategy - FullerThaler Behavioral Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of growth companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines a “growth company” as a company that, as of quarter-end, meets any one of the following criteria: (a) its growth rate in sales, EBITDA, or earnings exceeds the median growth rate of U.S. stocks in any of those categories, measured over any of the following periods — the past three fiscal years, the trailing four quarters, or the next fiscal year based on third-party analyst consensus (i.e., average) forecasts, (b) it reported sales or earnings above third-party consensus (i.e., average) analyst estimates for the most recent quarter or fiscal year, or (c) during the quarter, third-party analysts raised their consensus (i.e., average) earnings forecast for the company’s next fiscal year. The Fund initially intends to invest a majority of the Fund’s assets (plus borrowings for investment purposes) in common stocks of medium capitalization companies (“mid-cap companies”). The Fund defines mid-cap companies as companies whose market capitalizations at the time of purchase are generally in the middle of an upper and lower bound. For the upper bound, we use companies whose market capitalizations are generally equal to or below 40% of total U.S. market capitalization, or companies whose market capitalizations are smaller than or equal to the largest company in the Russell MidCap® Index, whichever results in the higher market capitalization break. For the lower bound, we use companies whose market capitalizations are generally above 3% of total U.S. market capitalization, or companies whose market capitalizations are larger than the smallest company in the Russell MidCap® Index, whichever results in the lower market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser’s market capitalization guidelines described above and based on market capitalization data as of December 31, 2025, the market capitalization of a mid-cap company would be between $1.03 billion and $165.00 billion. This dollar amount will change due to market conditions. The size of the companies included in the Russell MidCap® Index will change as a result of market conditions and reconstitution of the Index.

While the Fund initially expects to invest a majority of its assets in mid-cap stocks, it may from time to time hold a material portion of the portfolio in common stocks of U.S. based large capitalization companies (“large-cap companies”). In most cases, these large-capitalization stocks were mid-cap stocks at the time of purchase. However, the Fund may also invest in equity securities of companies that are characterized as large-cap companies at the time of purchase. The Fund defines large-cap companies as companies whose market capitalizations exceed the upper bound of the “mid-cap companies” definition, as defined above ($165.00 billion as of December 31, 2025). The Fund does not have an upper market capitalization limit to hold a security and will sell a stock when its behavioral process indicates it is time to do so.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of FullerThaler, the Fund’s investment adviser, on the behavioral biases of other investors. FullerThaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. FullerThaler’s process seeks to identify and exploit those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity.

There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in stocks that are commonly viewed as “value-oriented”, or they may under-react to good news (e.g., not pay attention) that may present opportunities in stocks that are commonly viewed as “growth-oriented”. At the individual stock level for this growth-oriented fund, FullerThaler searches for events related to earnings announcements and other news that suggest investor under-reaction and draws from its more than 30 years of experience in analyzing events that suggest investor misbehavior.

The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund initially seeks to deliver similar risk characteristics to the Russell Mid-Cap® Growth Index (“Performance Benchmark”). The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Index which is a benchmark only for regulatory purposes (“Regulatory Benchmark”).

While income-generating funds typically invest in stocks with high dividends, funds seeking capital appreciation typically invest in stocks without significant dividends but try to generate returns for investors through price appreciation. Funds can seek price appreciation with low turnover—holding each stock for many years and expecting each stock to go up in price for years—or with higher turnover—holding each stock for months or quarters, and expecting each stock to go up in price during the months and quarters the stock is held. The Fund typically buys mid-cap stocks with high growth prospects, that often do not pay dividends. And we hold stocks on average less than a year, although we may hold for shorter or much longer periods of time—as long as we believe the price is likely to continue appreciating. Thus, while the Fund may hold individual stocks for less than a year, the goal of the Fund’s holdings and trading is long-term capital appreciation of the Fund as a whole.

The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and Exchange Traded Funds (“ETFs”) whose investment characteristics are consistent with the Fund’s principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell Mid-Cap® Growth Index, the Fund’s benchmark index. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund may invest in multiple sectors and may concentrate its investments in a particular sector by investing greater than 25% of the Fund’s total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the Investment Company Act of 1940, as amended. The Fund typically expects to hold individual position sizes typically ranging up to 10% of the Fund’s net assets. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, volatility in relation to the market, and other characteristics.